Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Pension Plan - Principal plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ (1,305)	$ (1,078)
Financial impact of decrease	$ 1,395	$ 1,149
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 781	$ 726
Financial impact of decrease	$ (738)	$ (716)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,100	$ 1,181
Financial impact of decrease	$ (1,026)	$ (1,112)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 73	$ 28
Financial impact of decrease	$ (72)	$ (29)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,267	$ 995
Duration of reasonably possible increase in actuarial assumption	1 year	1 year